Adjusting items - Profit from operations (Details) £ in Millions, $ in Millions	6 Months Ended			30 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Dec. 31, 2027 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring	£ 370		£ 13
Impairment of goodwill	0		72
Other adjusting items (including Engle)	171		30
Credit in respect of the Canada Approved Plans	(38)		(575)
Profit from operations	4,266		5,069
ITG Brands
Disclosure of attribution of expenses by nature to their function [line items]
Credit in respect of settlement of historical litigations with ITG brands	(149)	$ (200)	0
Adj items
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring				£ 459
Profit from operations	1,160		325
Romania
Disclosure of attribution of expenses by nature to their function [line items]
Credit in respect of Romania's other taxes	(2)		(22)
Total for all subsidiaries
Disclosure of attribution of expenses by nature to their function [line items]
Charges in connection with disposal of associate	12		0
Total for all associates
Disclosure of attribution of expenses by nature to their function [line items]
Charges in connection with disposal of associate	0		3
Trademarks and similar intangibles
Disclosure of attribution of expenses by nature to their function [line items]
Amortisation and impairment of trademarks and similar intangibles	£ 796		£ 804